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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08413

Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 3 of its series, Evergreen Asset Allocation Fund, Balanced Fund and Foundation Fund, for the year ended 09/30/04. These 3 series have a 03/31 fiscal year end.

Date of reporting period: 09/30/04

Item 1 - Reports to Stockholders.

Evergreen

ASSET ALLOCATION FUND

Semiannual Report
as of September 30, 2004

Evergreen Investments™
MUTUAL FUNDS

1	L E T T E R T O S H A R E H O L D E R S
4	F U N D AT A G L A N C E
6	A B O U T Y O U R F U N D ' S E X P E N S E S
8	F I N A N C I A L H I G H L I G H T S
13	S C H E D U L E O F I N V E S T M E N T S
14	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
15	S TAT E M E N T O F O P E R AT I O N S
16	S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S
17	N O T E S T O F I N A N C I A L S TAT E M E N T S
24	T R U S T E E S A N D O F F I C E R S

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Asset Allocation Fund, which covers the six-month period ended September 30, 2004.

During these challenging times, the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. We strongly believe that investment portfolios utilizing a balanced approach for diversification will provide investors, as they have historically, with the stability necessary during periods of market turmoil. Given the uncertain geopolitical backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing fundamental landscape. Our forecast for the investment period included less accommodation from the Federal Reserve, along with a moderation in economic and corporate profit growth. As a result, our equity analysts sought sustainable profits and the potential for higher dividends, while our bond teams attempted to identify credit quality with appropriate maturities for the fixed income portion of our diversified investment portfolios.

The period began with positive momentum on the economic front. First quarter Gross Domestic Products (GDP) grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery would come in the

1

LETTER TO SHAREHOLDERS continued

form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, as the investment period began with consecutive monthly payroll gains in excess of 300,000 jobs.

Another condition of economic recoveries is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded as the June 30th deadline approached for the handover of power in Iraq.

As if this wasn't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, market interest rates alternately plunged, then soared, only to recover again by the end of the summer. These interest rate concerns were exacerbated by rising gasoline prices and the larger-than-forecasted readings on consumer inflation during May and June. As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

In addition to the aforementioned deceleration in GDP growth, the pace of growth in corporate profits has also moderated in recent months. After climbing approximately 20% over the past twelve months, operating earnings for companies within the S&P 500 Index are expected to climb by 15% in the second half of 2004, with profit gains of up to 10% in 2005.

2

LETTER TO SHAREHOLDERS continued

These forecasts were also weighed down by the fact that the third quarter represented the first time in a year that consensus EPS estimates did not increase during the quarter. Add in the uncertainty of the presidential election and higher energy prices, and the stock market faced many challenges during the investment period. To combat these issues, our equity teams endeavored to find companies with sustainability in profits, cash flows, and dividends in order to enhance total return prospects.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2004

M A N A G E M E N T   T E A M

Grantham, Mayo, Van Otterloo & Co. LLC

Asset Allocation Team

C U R R E N T   I N V E S T M E N T   S T Y L E

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

P E R F O R M A N C E   A N D   R E T U R N S

Portfolio inception date: 7/29/1996

	Class A	Class B	Class C	Class I	Class R
Class inception date	7/29/1996	10/3/2002	10/3/2002	10/3/2002	10/10/2003

Nasdaq symbol	EAAFX	EABFX	EACFX	EAIFX	EAXFX

6-month return with
sales charge	-5.45%	-5.07%	-1.08%	N/A	N/A

6-month return w/o
sales charge	0.31%	-0.08%	-0.08%	0.38%	0.23%

Average annual return*

1-year with sales charge	7.44%	8.26%	12.27%	N/A	N/A

1-year w/o sales charge	14.01%	13.26%	13.27%	14.34%	13.81%

5-year	7.37%	7.64%	7.94%	8.98%	8.62%

Since portfolio inception	8.57%	8.61%	8.62%	9.68%	9.31%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and R are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

For periods prior to 10/3/2002, returns have been adjusted downward to reflect the fund's current higher direct fund operating expenses. Historical performance shown for Classes B, C, I and R prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 10/3/2002 is based on the performance of Class III of the fund's predecessor fund, GMO Global Balanced Allocation Fund. The historical returns for Classes A, B, C and R have been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I of the Fund does not, and Class III of the predecessor fund did not, pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

L O N G - T E R M   G R O W T H

Comparison of a $10,000 investment in the Evergreen Asset Allocation Fund Class A shares, versus a similar investment in the GMO Global Balanced Index (GMOGBI), the Lehman Brothers Aggregate Bond Index (LBABI), the Morgan Stanley Capital International All Country World Free Index excluding U.S. (MSCI ACWI Free), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The GMOGBI, the LBABI, the MSCI ACWI Free and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the underlying funds.

All data is as of September 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account valuesand actual expenses. You may use the information in these columns, together with the amount youinvested, to estimate the expenses that you paid over the period. Simply divide your account valueby $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the resultby the number in the appropriate column for your share class, in the column entitled "Expenses PaidDuring Period" to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" providesinformation about hypothetical account values and hypothetical expenses based on the fund's actualexpense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund'sactual return. The hypothetical account values and expenses may not be used to estimate the actualending account balance or expenses you paid for the period. You may use this information tocompare the ongoing costs of investing in the fund and other funds. To do so, compare this 5%hypothetical example with the 5% hypothetical examples that appear in the shareholder reportsof the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$1,003.08	$5.02
Class B	$1,000.00	$ 999.22	$8.52
Class C	$1,000.00	$ 999.21	$8.52
Class I	$1,000.00	$1,003.84	$3.52
Class R	$1,000.00	$1,002.31	$5.32
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.05	$5.06
Class B	$1,000.00	$1,016.55	$8.59
Class C	$1,000.00	$1,016.55	$8.59
Class I	$1,000.00	$1,021.56	$3.55
Class R	$1,000.00	$1,019.75	$5.37

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A, 1.70% for Class B, 1.70% for Class C, 0.70% for Class I and 1.06% for Class R), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

ABOUT YOUR FUND'S EXPENSES continued

Because the Fund invests primarily in other mutual funds, the Fund incurs fees and expenses indirectly as a shareholder of the underlying funds. The example below is intended to describe the fees and expenses borne by the shareholders including the indirect expenses of the underlying funds and the impact of those costs on your investment.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$1,003.08	$ 7.78
Class B	$1,000.00	$ 999.22	$11.28
Class C	$1,000.00	$ 999.21	$11.28
Class I	$1,000.00	$1,003.84	$ 6.28
Class R	$1,000.00	$1,002.31	$ 8.08
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,017.30	$ 7.84
Class B	$1,000.00	$1,013.79	$11.36
Class C	$1,000.00	$1,013.79	$11.36
Class I	$1,000.00	$1,018.80	$ 6.33
Class R	$1,000.00	$1,017.00	$ 8.14

*	The expense ratios include the fund's direct operating expenses as of 9/30/2004 and the indirect expenses of the underlying funds in which the fund invests as of 3/31/2004. The indirect expenses were estimated to be 0.55%. For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.55% for Class A, 2.25% for Class B, 2.25% for Class C, 1.25% for Class I and 1.61% for Class R), multiplied by the average account value over the period, multiplied by 183 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,		Year Ended February 28,
	September 30, 2004
CLASS A	(unaudited)	2004 [1]	2003 [1,2]	2003 [3]	2002 [1,3]	2001 [3]	2000 [3]

Net asset value, beginning of period	$ 12.97	$ 9.91	$ 9.98	$ 10.77	$ 10.80	$ 10.78	$ 10.51

Income from investment operations
Net investment income (loss)	0.01	0.26	(0.01)	0.16	0.43	0.47	0.44
Net realized and unrealized gains
or losses on investments	0.03	3.02	(0.06)	(0.49)	0.04	0.60	0.91

Total from investment operations	0.04	3.28	(0.07)	(0.33)	0.47	1.07	1.35

Distributions to shareholders from
Net investment income	0	(0.21)	0	(0.42)	(0.50)	(0.82)	(0.43)
Net realized gains	0	(0.01)	0	(0.04)	0	(0.23)	(0.65)

Total distributions to shareholders	0	(0.22)	0	(0.46)	(0.50)	(1.05)	(1.08)

Net asset value, end of period	$ 13.01	$ 12.97	$ 9.91	$ 9.98	$ 10.77	$ 10.80	$ 10.78

Total return [4]	0.31%	33.15%	(0.70%)	(3.16%)	4.43%	10.12%	12.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,174,705	$722,977	$25,019	$13,879	$130,926	$112,704	$119,075
Ratios to average net assets
Expenses [5,6]	1.00% [7]	1.17%	1.16% [7]	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	0.22% [7]	1.03%	(1.12%) [7]	2.51%	4.00%	4.13%	4.18%
Portfolio turnover rate	5%	16%	0%	28%	16%	26%	26%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.
[3] Effective at the close of business on October 2, 2002, Evergreen Asset Allocation Fund acquired the net assets of GMO Global Balanced Allocation Fund ("GMO Fund"). GMO Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 3, 2002 are those of C lass III of GMO Fund.
[4] Excluding applicable sales charges
[5] Excludes expenses incurred indirectly through investment in underlying funds
[6] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[7] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year EndedMarch 31,
	September 30, 2004			Year Ended
CLASS B	(unaudited)	2004 [1]	2003 [1,2]	February 28, 2003 [1,3]

Net asset value, beginning of period	$ 12.87	$ 9.87	$ 9.94	$ 10.00

Income from investment operations
Net investment income (loss)	(0.03)	0.19	(0.01)	(0.06)
Net realized and unrealized gains or losses on investments	0.02	2.99	(0.06)	0.28

Total from investment operations	(0.01)	3.18	(0.07)	0.22

Distributions to shareholders from
Net investment income	0	(0.17)	0	(0.28)
Net realized gains	0	(0.01)	0	0

Total distributions to shareholders	0	(0.18)	0	(0.28)

Net asset value, end of period	$ 12.86	$ 12.87	$ 9.87	$ 9.94

Total return [4]	(0.08%)	32.30%	(0.70%)	2.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$950,947	$668,013	$43,477	$23,364
Ratios to average net assets
Expenses [5,6]	1.70% [7]	1.88%	1.89% [7]	1.88% [7]
Net investment income (loss)	(0.48%) [7]	0.44%	(1.85%) [7]	(1.46%) [7]
Portfolio turnover rate	5%	16%	0%	28%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.
[3] For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.
[4] Excluding applicable sales charges
[5] Excludes expenses incurred indirectly through investment in underlying funds
[6] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[7] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended March 31,
	September 30, 2004			Year Ended
CLASS C	(unaudited)[1]	2004 [1]	2003 [1,2]	February 28, 2003 [1,3]

Net asset value, beginning of period	$12.67	$ 9.72	$ 9.80	$ 10.00

Income from investment operations
Net investment income (loss)	(0.03)	0.18	(0.01)	(0.07)
Net realized and unrealized gains or losses on investments	0.02	2.96	(0.07)	0.30

Total from investment operations	(0.01)	3.14	(0.08)	0.23

Distributions to shareholders from
Net investment income	0	(0.18)	0	(0.43)
Net realized gains	0	(0.01)	0	0

Total distributions to shareholders	0	(0.19)	0	(0.43)

Net asset value, end of period	$12.66	$ 12.67	$ 9.72	$ 9.80

Total return [4]	(0.08%)	32.36%	(0.82%)	2.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,243,817	$849,900	$22,566	$12,306
Ratios to average net assets
Expenses [5,6]	1.70% [7]	1.88%	1.90% [7]	1.86% [7]
Net investment income (loss)	(0.48%) [7]	0.37%	(1.86%) [7]	(1.76%) [7]
Portfolio turnover rate	5%	16%	0%	28%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.
[3] For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.
[4] Excluding applicable sales charges
[5] Excludes expenses incurred indirectly through investment in underlying funds
[6] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[7] Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004			Year Ended
CLASS I	(unaudited) [1]	2004 [1]	2003 [1,2]	February 28, 2003 [3]

Net asset value, beginning of period	$ 13.02	$ 9.92	$ 9.98	$10.00

Income from investment operations
Net investment income (loss)	0.03	0.30	(0.01)	0.29
Net realized and unrealized gains or losses on investments	0.02	3.03	(0.05)	(0.05)

Total from investment operations	0.05	3.33	(0.06)	0.24

Distributions to shareholders from
Net investment income	0	(0.22)	0	(0.26)
Net realized gains	0	(0.01)	0	0

Total distributions to shareholders	0	(0.23)	0	(0.26)

Net asset value, end of period	$ 13.07	$ 13.02	$ 9.92	$ 9.98

Total return	0.38%	33.65%	(0.60%)	2.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$62,551	$46,970	$15,039	$ 22
Ratios to average net assets
Expenses [4,5]	0.70% [6]	0.88%	0.91% [6]	0.91% [6]
Net investment income (loss)	0.51% [6]	1.56%	(0.87%) [6]	7.00% [6]
Portfolio turnover rate	5%	16%	0%	28%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.
[3] For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.
[4] Excludes expenses incurred indirectly through investment in underlying funds
[5] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[6] Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	September 30, 2004	Year Ended
CLASS R	(unaudited) [1]	March 31, 2004 [1,2]

Net asset value, beginning of period	$12.96	$11.95

Income from investment operations
Net investment income	0.02	0.07
Net realized and unrealized gains or losses on investments	0.01	1.16

Total from investment operations	0.03	1.23

Distributions to shareholders from
Net investment income	0	(0.21)
Net realized gains	0	(0.01)

Total distributions to shareholders	0	(0.22)

Net asset value, end of period	$12.99	$12.96

Total return	0.23%	10.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 3	$ 1
Ratios to average net assets
Expenses [3,4]	1.06% [5]	1.20% [5]
Net investment income	0.24% [5]	1.28% [5]
Portfolio turnover rate	5%	16%

[1] Net investment income per share is based on average shares outsta nding during the period.
[2] For the period from October 10, 2003 (commen cement of class operations), to March 31, 2004.
[3] Excludes expenses incurred indirectly though investment in underlying funds
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[5] Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 99.1%
U.S. FIXED INCOME 28.3%
GMO Core Plus Bond Fund, Class III	41,325,166	$ 435,154,003
GMO Domestic Bond Fund, Class III	42,394,581	427,761,325
GMO Inflation Indexed Bond Fund, Class III	8,982,782	107,703,555
GMO Short Duration Investment Fund, Class III	899	7,917

		970,626,800

INTERNATIONAL FIXED INCOME 7.4%
GMO Currency Hedged International Bond Fund, Class III	14,139,437	131,779,557
GMO Emerging Country Debt Fund, Class IV	5,114,082	57,022,016
GMO International Bond Fund, Class III	6,254,578	63,546,508

		252,348,081

U.S. EQUITY 28.8%
GMO Real Estate Fund, Class III	7,606,877	101,780,012
GMO U.S. Core Fund, Class VI	48,638,249	641,052,119
GMO U.S. Quality Equity Fund, Class IV	12,664,060	246,189,334

		989,021,465

INTERNATIONAL EQUITY 34.6%
GMO Alpha Only Fund, Class III	7,442,706	75,096,907
GMO Currency Hedged International Equity Fund, Class III	23,116,613	175,455,094
GMO Emerging Markets Fund, Class VI	14,035,579	219,797,161
GMO Emerging Markets Quality Fund, Class VI	3,227,343	20,913,180
GMO International Growth Fund, Class III	11,785,276	279,428,902
GMO International Intrinsic Value Fund, Class IV	11,433,628	290,185,484
GMO International Small Companies Fund, Class III	7,591,303	127,002,496

		1,187,879,224

Total Mutual Fund Shares (cost $3,229,085,664)
		3,399,875,570

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø (cost $4,665,099)	4,665,099	4,665,099

Total Investments (cost $3,233,750,763) 99.2%		3,404,540,669
Other Assets and Liabilities 0.8%		27,482,472

Net Assets 100.0%		$ 3,432,023,141

ø    Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows portfolio composition as a percent of total investments as of September 30, 2004:

Equity Mutual Fund Shares	64.0%
Fixed Income Mutual Fund Shares	35.9%
Cash Equivalents	0.1%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004 (unaudited)

Assets
Investments at value (cost $3,233,750,763)	$3,404,540,669
Receivable for Fund shares sold	33,446,675
Prepaid expenses and other assets	618,596

Total assets	3,438,605,940

Liabilities
Payable for Fund shares redeemed	6,274,530
Advisory fee payable	38,228
Distribution Plan expenses payable	69,489
Due to other related parties	10,077
Accrued expenses and other liabilities	190,475

Total liabilities	6,582,799

Net assets	$3,432,023,141

Net assets represented by
Paid-in capital	$3,232,557,483
Undistributed net investment loss	(3,288,236)
Accumulated net realized gains on investments	31,963,988
Net unrealized gains on investments	170,789,906

Total net assets	$3,432,023,141

Net assets consists of
Class A	$1,174,704,924
Class B	950,946,912
Class C	1,243,817,312
Class I	62,551,265
Class R	2,728

Total net assets	$3,432,023,141

Shares outstanding
Class A	90,299,556
Class B	73,959,516
Class C	98,244,929
Class I	4,784,247
Class R	210

Net asset value per share
Class A	$13.01
Class A - Offering price (based on sales charge of 5.75%)	$13.80
Class B	$12.86
Class C	$12.66
Class I	$13.07
Class R	$12.99

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2004 (unaudited)

Investment income
Dividends from investment company shares	$17,387,443

Expenses
Advisory fee	6,024,973
Distribution Plan expenses
Class A	1,419,696
Class B	4,052,603
Class C	5,177,657
Class R	4
Administrative services fee	1,422,359
Transfer agent fees	1,956,442
Trustees' fees and expenses	17,007
Printing and postage expenses	71,171
Custodian and accounting fees	342,784
Registration and filing fees	137,614
Professional fees	11,227
Other	34,650

Total expenses	20,668,187
Less: Expense reductions	(5,024)
Fee waivers	(7,542)

Net expenses	20,655,621

Net investment loss	(3,268,178)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Sale of investment company shares	(4,552,969)
Capital gain distributions from investment company shares	37,247,803

Net realized gains on investments	32,694,834
Net change in unrealized gains or losses on investments	(851,973)

Net realized and unrealized gains or losses on investments	31,842,861

Net increase in net assets resulting from operations	$28,574,683

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2004		Year Ended
	(unaudited)		March 31, 2004(a)

Operations
Net investment income (loss)		$(3,268,178)		$5,336,364
Net realized gains on investments		32,694,834		11,681,803
Net change in unrealized gains or
losses on investments		(851,973)		172,281,491

Net increase in net assets resulting
from operations		28,574,683		189,299,658

Distributions to shareholders from
Net investment income
Class A		0		(6,267,950)
Class B		0		(6,117,076)
Class C		0		(6,935,829)
Class I		0		(581,933)
Class R		0		(17)
Net realized gains
Class A		0		(226,443)
Class B		0		(266,578)
Class C		0		(289,475)
Class I		0		(19,866)
Class R		0		(1)

Total distributions to shareholders		0		(20,705,168)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	40,922,139	518,229,709	55,309,819	677,203,879
Class B	25,722,544	323,006,273	49,136,496	584,123,724
Class C	35,726,879	441,733,704	66,378,036	792,173,565
Class I	1,559,857	19,794,848	2,452,448	29,634,885
Class R	126	1,613	84	1,222

		1,302,766,147		2,083,137,275

Net asset value of shares issued in
reinvestment of distributions
Class A	0	0	438,266	5,425,742
Class B	0	0	472,100	5,806,831
Class C	0	0	436,202	5,282,408
Class I	0	0	11,913	147,954

Total		0		16,662,935

Automatic conversion of Class B
shares to Class A shares
Class A	535,202	6,795,903	358,367	4,430,386
Class B	(540,572)	(6,795,903)	(361,095)	(4,430,386)

		0		0

Payment for shares redeemed
Class A	(6,883,643)	(86,868,393)	(2,905,387)	(35,841,664)
Class B	(3,136,927)	(39,312,644)	(1,739,927)	(21,224,236)
Class C	(4,560,259)	(56,103,484)	(2,056,681)	(24,979,025)
Class I	(383,275)	(4,893,728)	(372,278)	(4,590,459)

		(187,178,249)		(86,635,384)

Net increase in net assets resulting
from capital share transactions		1,115,587,898		2,013,164,826

Total increase in net assets		1,144,162,581		2,181,759,316
Net assets
Beginning of period		2,287,860,560		106,101,244

End of period		$3,432,023,141		$2,287,860,560

Undistributed (overdistributed)
net investment income (loss)		$(3,288,236)		$(20,058)

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to March 31, 2004.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1 . O R G A N I Z AT I O N

Evergreen Asset Allocation Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund operates as a "fund of funds" which invests in shares of GMO-managed mutual funds ("underlying funds"). Each underlying fund's accounting policies are outlined in the underlying fund's financial statements, which are available upon request.

The Fund offers Class A, Class B, Class C, Class R and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2 . S I G N I F I C A N T   A C C O U N T I N G   P O L I C I E S

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term investments in other mutual funds are also valued at net asset value.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on the identified cost basis.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . A D V I S O RY   F E E   A N D   O T H E R   T R A N S A C T I O N S   W I T H   A F F I L I AT E S

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.49% and declining to 0.35% as average daily net assets increase.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is the investment sub-advisor to the Fund. GMO does not receive a direct fee from the Fund for its services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying GMO-managed funds, including its indirect share of management or other fees paid to GMO.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended September 30, 2004, EIMC waived its fee in the amount of $7,542. As of September 30, 2004 the Fund has $75,486 in advisory fee waivers and expense reimbursements subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended September 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.14% of the Fund's average daily net assets.

4 . D I S T R I B U T I O N   P L A N S

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2004, EIS received $837,825 from the sale of Class A shares and $1,096, $890,494 and $207,236 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5 . I N V E S T M E N T   T R A N S A C T I O N S

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were $1,319,510,955 and $151,319,623, respectively, for the six months ended September 30, 2004.

On September 30, 2004, the aggregate cost of investments for federal income tax purposes was $3,234,524,011. The gross unrealized appreciation and depreciation on investments based on tax cost was $174,623,352 and $4,606,694, respectively, with a net unrealized appreciation of $170,016,658.

6 . I N T E R F U N D   L E N D I N G

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended September 30, 2004, the Fund did not participate in the interfund lending program.

7 . E X P E N S E   R E D U C T I O N S

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8 . D E F E R R E D   T R U S T E E S '   F E E S

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9 . F I N A N C I N G   A G R E E M E N T

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2004, the Fund had no borrowings under this agreement.

1 0 . L I T I G AT I O N

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

1 1 . R E G U L AT O RY   M AT T E R S

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

568007 rv1 11/2004

Evergreen

BALANCED FUND

Semiannual Report
as of September 30, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
28	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Balanced Fund, which covers the six-month period ended September 30, 2004.

During these challenging times, the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. We strongly believe that investment portfolios utilizing a balanced approach for diversification will provide investors, as they have historically, with the stability necessary during periods of market turmoil. Given the uncertain geopolitical backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing fundamental landscape. Our forecast for the investment period included less accommodation from the Federal Reserve, along with a moderation in economic and corporate profit growth. As a result, our equity analysts sought sustainable profits and the potential for higher dividends, while our bond teams attempted to identify credit quality with appropriate maturities for the fixed income portion of our diversified investment portfolios.

The period began with positive momentum on the economic front. First quarter Gross Domestic Products (GDP) grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery would come in the

LETTER TO SHAREHOLDERS continued

form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, as the investment period began with consecutive monthly payroll gains in excess of 300,000 jobs.

Another condition of economic recoveries is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded as the June 30th deadline approached for the handover of power in Iraq.

As if this wasn't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, market interest rates alternately plunged, then soared, only to recover again by the end of the summer. These interest rate concerns were exacerbated by rising gasoline prices and the larger than-forecasted readings on consumer inflation during May and June. As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

In addition to the aforementioned deceleration in GDP growth, the pace of growth in corporate profits has also moderated in recent months. After climbing approximately 20% over the past twelve months, operating earnings for companies within the S&P 500 Index are expected to climb by 15% in the second half of 2004, with profit gains of up to 10% in 2005.

LETTER TO SHAREHOLDERS continued

These forecasts were also weighed down by the fact that the third quarter represented the first time in a year that consensus EPS estimates did not increase during the quarter. Add in the uncertainty of the presidential election and higher energy prices, and the stock market faced many challenges during the investment period. To combat these issues, our equity teams endeavored to find companies with sustainability in profits, cash flows, and dividends in order to enhance total return prospects.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

Patricia A. Bannan, CFA

Large Cap Core Growth Team Lead Manager

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	1/26/1998

Nasdaq symbol	EKBAX	EKBBX	EKBCX	EKBYX

6-month return with sales charge	-6.99%	-6.57%	-2.65%	N/A

6-month return w/o sales charge	-1.32%	-1.68%	-1.67%	-1.06%

Average annual return*

1-year with sales charge	1.94%	2.39%	6.40%	N/A

1-year w/o sales charge	8.15%	7.39%	7.40%	8.51%

5-year	0.28%	0.40%	0.71%	1.69%

10-year	7.25%	7.33%	7.35%	8.05%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Balanced Fund Class A shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The LBABI and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of September 30, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account valuesand actual expenses. You may use the information in these columns, together with the amount youinvested, to estimate the expenses that you paid over the period. Simply divide your account valueby $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the resultby the number in the appropriate column for your share class, in the column entitled "Expenses PaidDuring Period" to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" providesinformation about hypothetical account values and hypothetical expenses based on the fund's actualexpense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund'sactual return. The hypothetical account values and expenses may not be used to estimate the actualending account balance or expenses you paid for the period. You may use this information tocompare the ongoing costs of investing in the fund and other funds. To do so, compare this 5%hypothetical example with the 5% hypothetical examples that appear in the shareholder reports ofthe other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$ 986.77	$5.03
Class B	$1,000.00	$ 983.24	$8.50
Class C	$1,000.00	$ 983.27	$8.50
Class I	$1,000.00	$ 989.43	$3.54
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.00	$5.11
Class B	$1,000.00	$1,016.50	$8.64
Class C	$1,000.00	$1,016.50	$8.64
Class I	$1,000.00	$1,021.51	$3.60

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.01% for Class A, 1.71% for Class B, 1.71% for Class C and 0.71% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS A	(unaudited) [1]	2004	2003 [1]	2002 [1]	2001	2000

Net asset value, beginning of period	$8.20	$ 6.91	$ 8.06	$8.16	$11.01	$11.28

Income from investment operations
Net investment income	0.07	0.12	0.17	0.18	0.27	0.28
Net realized and unrealized gains or losses on
securities and foreign currency related transactions	(0.18)	1.32	(1.16)	(0.10)	(1.34)	1.18

Total from investment operations	(0.11)	1.44	(0.99)	0.08	(1.07)	1.46

Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.16)	(0.18)	(0.26)	(0.28)
Net realized gains	0	0	0	0	(1.52)	(1.45)

Total distributions to shareholders	(0.07)	(0.15)	(0.16)	(0.18)	(1.78)	(1.73)

Net asset value, end of period	$8.02	$ 8.20	$ 6.91	$8.06	$ 8.16	$11.01

Total return [2]	(1.32%)	20.90%	(12.36%)	0.99%	(10.71%)	13.89%

Ratios and supplemental data
Net assets, end of period (millions)	$ 620	$ 688	$ 672	$ 880	$ 932	$1,264
Ratios to average net assets
Expenses [3]	1.01% [4]	1.00%	0.98%	0.97%	0.92%	0.91%
Net investment income	1.55% [4]	1.59%	2.29%	2.18%	2.73%	2.48%
Portfolio turnover rate	61%	122%	125%	243%	143%	109%

[1] Net investment income per share is based on average shares outsta nding during the period.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[4] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS B	(unaudited) [1]	2004 [1]	2003 [1]	2002 [1]	2001	2000

Net asset value, beginning of period	$8.20	$ 6.91	$ 8.06	$8.17	$11.02	$11.29

Income from investment operations
Net investment income	0.04	0.07	0.11	0.12	0.19	0.20
Net realized and unrealized gains or losses on
securities and foreign currency related transactions	(0.18)	1.31	(1.16)	(0.11)	(1.34)	1.18

Total from investment operations	(0.14)	1.38	(1.05)	0.01	(1.15)	1.38

Distributions to shareholders from
Net investment income	(0.04)	(0.09)	(0.10)	(0.12)	(0.18)	(0.20)
Net realized gains	0	0	0	0	(1.52)	(1.45)

Total distributions to shareholders	(0.04)	(0.09)	(0.10)	(0.12)	(1.70)	(1.65)

Net asset value, end of period	$8.02	$ 8.20	$ 6.91	$8.06	$ 8.17	$11.02

Total return [2]	(1.68%)	20.06%	(13.03%)	0.10%	(11.40%)	13.06%

Ratios and supplemental data
Net assets, end of period (millions)	$ 87	$ 98	$ 92	$ 118	$ 216	$ 279
Ratios to average net assets
Expenses [3]	1.71% [4]	1.70%	1.73%	1.72%	1.67%	1.66%
Net investment income	0.84% [4]	0.89%	1.54%	1.44%	1.98%	1.73%
Portfolio turnover rate	61%	122%	125%	243%	143%	109%

[1] Net investment income per share is based on average shares outsta nding during the period.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[4] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS C	(unaudited) [1]	2004 [1]	2003 [1]	2002 [1]	2001	2000

Net asset value, beginning of period	$8.21	$ 6.93	$ 8.08	$8.18	$11.03	$11.30

Income from investment operations
Net investment income	0.04	0.06	0.11	0.11	0.20	0.19
Net realized and unrealized gains or losses on
securities and foreign currency related transactions	(0.18)	1.32	(1.16)	(0.09)	(1.35)	1.19

Total from investment operations	(0.14)	1.38	(1.05)	0.02	(1.15)	1.38

Distributions to shareholders from
Net investment income	(0.04)	(0.10)	(0.10)	(0.12)	(0.18)	(0.20)
Net realized gains	0	0	0	0	(1.52)	(1.45)

Total distributions to shareholders	(0.04)	(0.10)	(0.10)	(0.12)	(1.70)	(1.65)

Net asset value, end of period	$8.03	$ 8.21	$ 6.93	$8.08	$ 8.18	$11.03

Total return [2]	(1.67%)	19.91%	(12.98%)	0.22%	(11.39%)	13.06%

Ratios and supplemental data
Net assets, end of period (millions)	$ 14	$ 16	$ 11	$ 11	$ 7	$ 3
Ratios to average net assets
Expenses [3]	1.71% [4]	1.70%	1.73%	1.72%	1.68%	1.66%
Net investment income	0.85% [4]	0.83%	1.54%	1.42%	2.01%	1.73%
Portfolio turnover rate	61%	122%	125%	243%	143%	109%

[1] Net investment income per share is based on average shares outsta nding during the period.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[4] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS I [1]	(unaudited) [2]	2004	2003 [2]	2002 [2]	2001	2000

Net asset value, beginning of period	$8.16	$ 6.89	$ 8.03	$8.15	$11.00	$11.27

Income from investment operations
Net investment income	0.08	0.15	0.18	0.20	0.30	0.32
Net realized and unrealized gains or losses on
securities and foreign currency related transactions	(0.17)	1.29	(1.15)	(0.12)	(1.34)	1.17

Total from investment operations	(0.09)	1.44	(0.97)	0.08	(1.04)	1.49

Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.17)	(0.20)	(0.29)	(0.31)
Net realized gains	0	0	0	0	(1.52)	(1.45)
Total distributions to shareholders	(0.08)	(0.17)	(0.17)	(0.20)	(1.81)	(1.76)

Net asset value, end of period	$7.99	$ 8.16	$ 6.89	$8.03	$ 8.15	$11.00

Total return	(1.06%)	21.03%	(12.07%)	1.00%	(10.49%)	14.21%

Ratios and supplemental data
Net assets, end of period (millions)	$ 172	$ 216	$ 188	$ 9	$ 13	$ 20
Ratios to average net assets
Expenses [3]	0.71% [4]	0.70%	0.73%	0.72%	0.67%	0.66%
Net investment income	1.84% 4	1.91%	2.61%	2.44%	2.98%	2.73%
Portfolio turnover rate	61%	122%	125%	243%	143%	109%

[1] Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
[2] Net investment income per share is based on average shares outsta nding during the period.
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[4] Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 0.8%
Ameriquest Mtge. Securities, Inc., Ser. 2003-8, Class AF5, 4.64%, 10/25/2033	$1,935,000	$1,938,380
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	3,515,000	3,601,337
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,995,000	2,047,791

Total Asset-Backed Securities (cost $7,520,039)		7,587,508

CORPORATE BONDS 8.2%
CONSUMER DISCRETIONARY 1.5%
Auto Components 0.0%
Dana Corp., 9.00%, 08/15/2011	250,000	303,125
HLI Operating, Inc., 10.50%, 06/15/2010	110,000	120,450

		423,575

Automobiles 0.5%
Ford Motor Co., 6.375%, 02/01/2029	1,750,000	1,542,534
General Motors Corp., 7.20%, 01/15/2011	3,000,000	3,181,215

		4,723,749

Hotels, Restaurants & Leisure 0.2%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	250,000	278,750
Friendly Ice Cream Corp., 8.375%, 06/15/2012	50,000	48,250
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	250,000	280,000
La Quinta Properties, Inc., 7.00%, 08/15/2012 144A	75,000	79,406
Prime Hospitality Corp., Ser. B, 8.375%, 05/01/2012	350,000	398,125
Seneca Gaming Corp., 7.25%, 05/01/2012 144A	255,000	264,563

		1,349,094

Household Durables 0.1%
Meritage Corp., 9.75%, 06/01/2011	100,000	112,750
Schuler Homes, Inc., 10.50%, 07/15/2011	200,000	231,000
Standard Pacific Corp., 7.75%, 03/15/2013	200,000	218,500
WCI Communities, Inc., 9.125%, 05/01/2012	200,000	224,000

		786,250

Media 0.4%
CSC Holdings, Inc., 7.625%, 04/01/2011	350,000	370,562
Dex Media West LLC, 8.50%, 08/15/2010	155,000	176,700
Emmis Communications Corp., 6.875%, 05/15/2012	100,000	104,250
Mediacom Capital Corp., 9.50%, 01/15/2013	205,000	198,338
Mediacom LLC, 7.875%, 02/15/2011	140,000	134,400
MediaNews Group, Inc., 6.875%, 10/01/2013	200,000	207,500
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012	150,000	182,625
Time Warner, Inc., 7.625%, 04/15/2031	2,000,000	2,309,068

		3,683,443

Multi-line Retail 0.1%
May Department Stores Co., 7.45%, 09/15/2011	1,000,000	1,137,608

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 0.2%
Cole National Group, Inc., 8.875%, 05/15/2012	$200,000	$227,500
CSK Auto, Inc., 7.00%, 01/15/2014	200,000	194,500
Group 1 Automotive, Inc., 8.25%, 08/15/2013	200,000	212,000
Michaels Stores, Inc., 9.25%, 07/01/2009	200,000	218,000
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	200,000	233,000
United Auto Group, Inc., 9.625%, 03/15/2012	200,000	221,500
Warnaco Group, Inc., 8.875%, 06/15/2013	350,000	391,125

		1,697,625

CONSUMER STAPLES 0.2%
Beverages 0.1%
Coca Cola Enterprises, Inc., 6.95%, 11/15/2026	650,000	756,328

Food & Staples Retailing 0.1%
Couche-Tard LP, 7.50%, 12/15/2013	100,000	107,000
Rite Aid Corp., 8.125%, 05/01/2010	200,000	211,000
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	200,000	216,500

		534,500

Food Products 0.0%
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	35,000	35,175
Del Monte Foods Co., 8.625%, 12/15/2012	200,000	223,500
Dole Food Co., Inc., 7.25%, 06/15/2010	200,000	207,500

		466,175

Personal Products 0.0%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	100,000	106,250

ENERGY 0.3%
Energy Equipment & Services 0.0%
Dresser, Inc., 9.375%, 04/15/2011	200,000	221,000
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	100,000	106,625

		327,625

Oil & Gas 0.3%
Chesapeake Energy Corp., 6.875%, 01/15/2016	250,000	262,500
El Paso Energy Partners LP, 8.50%, 06/01/2011	400,000	451,500
Evergreen Resources, Inc., 5.875%, 03/15/2012	40,000	41,400
Exco Resources, Inc., 7.25%, 01/15/2011	70,000	74,550
Ferrellgas LP, 6.75%, 05/01/2014	180,000	184,500
Forest Oil Corp., 7.75%, 05/01/2014	250,000	273,125
Frontier Oil Corp., 6.625%, 10/01/2011 144A #	50,000	50,875
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	800,000	910,853
Plains Exploration & Production Co., 8.75%, 07/01/2012	200,000	225,500
Stone Energy Corp., 8.25%, 12/15/2011	175,000	189,437

		2,664,240

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS 3.8%
Capital Markets 1.1%
Alliance Capital Management LP, 5.625%, 08/15/2006	$4,425,000	$4,631,564
Goldman Sachs & Co., Inc., 7.35%, 10/01/2009	1,085,000	1,246,026
Legg Mason, Inc., 6.75%, 07/02/2008	3,500,000	3,857,749
Morgan Stanley, 3.625%, 04/01/2008	400,000	401,168

		10,136,507

Commercial Banks 0.4%
Bank of America Corp., 7.125%, 05/01/2006	1,000,000	1,066,480
Union Planters Bank, 6.50%, 03/15/2008	2,380,000	2,570,807

		3,637,287

Consumer Finance 0.7%
Ford Motor Credit Co., 7.00%, 10/01/2013	500,000	529,528
Household Finance Corp., 4.75%, 05/15/2009	3,000,000	3,099,540
Sprint Capital Corp., 6.875%, 11/15/2028	2,160,000	2,272,413

		5,901,481

Diversified Financial Services 0.1%
Arch Western Finance LLC, 6.75%, 07/01/2013 144A	350,000	378,000

Insurance 0.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	250,000	268,125

Real Estate 1.4%
CB Richard Ellis Services, Inc., 9.75%, 05/15/2010 REIT	227,000	258,213
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	250,000	270,625
Duke Realty LP, 7.05%, 03/01/2006 REIT	700,000	730,827
EOP Operating LP:
7.00%, 07/15/2011	3,250,000	3,656,084
7.75%, 11/15/2007	500,000	558,702
ERP Operating LP, 6.63%, 04/13/2015 REIT	4,680,000	4,781,547
FelCor Suites LP, 7.625%, 10/01/2007 REIT	250,000	265,000
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT	200,000	211,000
LNR Property Corp., 7.625%, 07/15/2013	200,000	220,000
Simon Property Group, Inc., 6.875%, 10/27/2005 REIT	1,250,000	1,301,627
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	200,000	208,000

		12,461,625

Thrifts & Mortgage Finance 0.1%
American General Finance Corp., 5.75%, 03/15/2007	925,000	977,964

HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.0%
NeighborCare, Inc., 6.875%, 11/15/2013	135,000	141,075

Health Care Providers & Services 0.1%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	350,000	358,750
Service Corporation International, 6.75%, 04/01/2016 144A	110,000	110,550
Triad Hospitals, Inc., 7.00%, 11/15/2013	400,000	409,000

		878,300

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 1.2%
Aerospace & Defense 0.1%
Aviall, Inc., 7.625%, 07/01/2011	$190,000	$206,150
DRS Technologies, Inc., 6.875%, 11/01/2013	350,000	365,750

		571,900

Air Freight & Logistics 0.1%
United Parcel Services, Inc., 8.375%, 04/01/2020	1,000,000	1,334,707

Commercial Services & Supplies 0.2%
Adesa, Inc., 7.625%, 06/15/2012	350,000	362,250
Allied Waste North America, Inc., 6.50%, 11/15/2010	50,000	49,750
Cenveo Corp., 7.875%, 12/01/2013	135,000	132,300
Coinmach Corp., 9.00%, 02/01/2010	200,000	208,500
Geo Group, Inc., 8.25%, 07/15/2013	250,000	259,062
Hines Nurseries, Inc., 10.25%, 10/01/2011	75,000	79,875
Manitowoc Co., Inc., 7.125%, 11/01/2013	75,000	79,688
NationsRent, Inc., 9.50%, 10/15/2010	200,000	218,000

		1,389,425

Machinery 0.4%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	250,000	281,250
Cummins, Inc., 9.50%, 12/01/2010	50,000	58,000
Ingersoll Rand Co., 6.25%, 05/15/2006	2,625,000	2,758,807
Terex Corp., 7.375%, 01/15/2014	200,000	211,000
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	200,000	199,000

		3,508,057

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	2,000,000	2,156,012
6.75%, 07/15/2011	1,050,000	1,180,949

		3,336,961

Transportation Infrastructure 0.0%
Offshore Logistics, Inc., 6.125%, 06/15/2013	350,000	357,000

INFORMATION TECHNOLOGY 0.1%
IT Services 0.1%
Iron Mountain, Inc., 6.625%, 01/01/2016	200,000	196,000
Stratus Technologies, Inc., 10.375%, 12/01/2008	300,000	273,000
Unisys Corp., 6.875%, 03/15/2010	200,000	209,500

		678,500

MATERIALS 0.6%
Chemicals 0.3%
Airgas, Inc., 9.125%, 10/01/2011	400,000	452,000
Dow Chemical Co., 8.625%, 04/01/2006	836,000	903,396
Equistar Chemicals LP, 10.625%, 05/01/2011	200,000	229,000
Ethyl Corp., 8.875%, 05/01/2010	95,000	103,075

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
FMC Corp., 10.25%, 11/01/2009	$150,000	$175,875
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	67,000	78,055
11.625%, 10/15/2010	200,000	232,500
Lyondell Chemical Co., 9.50%, 12/15/2008	400,000	438,500
Nalco Co., 7.75%, 11/15/2011	200,000	213,000

		2,825,401

Containers & Packaging 0.1%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	250,000	223,750
Graphic Packaging International, Inc., 8.50%, 08/15/2011	200,000	224,500
Jefferson Smurfit Group, 7.50%, 06/01/2013	200,000	212,000
Owens-Brockway Glass Container, Inc., 8.875%, 02/15/2009	200,000	218,500
Stone Container Corp., 9.75%, 02/01/2011	200,000	222,500

		1,101,250

Metals & Mining 0.1%
Century Aluminum Co., 7.50%, 08/15/2014 144A	75,000	79,313
Massey Energy Co., 6.625%, 11/15/2010	100,000	104,750
Peabody Energy Corp.:
5.875%, 04/15/2016	155,000	153,837
6.875%, 03/15/2013	170,000	184,450
U.S. Steel LLC, 10.75%, 08/01/2008	60,000	71,100

		593,450

Paper & Forest Products 0.1%
Georgia Pacific Corp., 8.125%, 05/15/2011	250,000	290,000
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013 144A	350,000	369,250

		659,250

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.0%
Insight Midwest LP, 10.50%, 11/01/2010	200,000	220,000
Qwest Corp., 7.875%, 09/01/2011 144A	100,000	104,250

		324,250

Wireless Telecommunications Services 0.1%
Nextel Communications, Inc., 5.95%, 03/15/2014	350,000	344,750

UTILITIES 0.3%
Electric Utilities 0.3%
Georgia Power Co., Ser. G, 6.20%, 02/01/2006	1,250,000	1,307,144
Progress Energy, Inc., 7.75%, 03/01/2031	1,275,000	1,512,035

		2,819,179

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Multi-Utilities & Unregulated Power 0.0%
NRG Energy, Inc., 8.00%, 12/15/2013 144A	$175,000	$188,344
Reliant Resources, Inc., 9.50%, 07/15/2013	200,000	218,250

		406,594

Total Corporate Bonds (cost $68,484,344)		73,687,500

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Bonds, 6.00%, 02/15/2026	20,915,000	23,852,093
U.S. Treasury Notes:
2.75%, 07/31/2006	340,000	341,381
3.375%, 01/15/2007	1,213,818	1,297,221
5.00%, 08/15/2011	1,240,000	1,333,050

Total U.S. Treasury Obligations (cost $25,918,455)		26,823,745

YANKEE OBLIGATIONS-CORPORATE 0.3%
INFORMATION TECHNOLOGY 0.0%
Electronic Equipment & Instruments 0.0%
Celestica, Inc., 7.875%, 07/01/2011	110,000	114,675

MATERIALS 0.3%
Metals & Mining 0.3%
Alcan, Inc., 6.125%, 12/15/2033	2,500,000	2,604,407

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunications Services 0.0%
Rogers Cantel, Inc., 9.75%, 06/01/2016	200,000	224,250
Rogers Wireless, Inc., 6.375%, 03/01/2014	200,000	185,000

		409,250

Total Yankee Obligations-Corporate (cost $2,904,160)		3,128,332

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.5%
Fixed Rate 2.5%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	681,874	741,387
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1,
2.96%, 03/10/2039	3,191,006	3,149,570
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2001-CKN5, Class A4,
5.44%, 09/15/2034	1,905,000	2,020,721
GMAC Comml. Mtge. Securities, Inc., Ser. 2000-C3, Class A2, 6.96%,
09/15/2035	3,940,000	4,489,561
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	2,956,298	3,227,393
Ser. 2002-C2, Class A4, 5.59%, 06/15/2031	1,920,000	2,060,245
Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	2,885,000	2,856,890
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%,
11/15/2035	3,488,003	3,466,145

Total Commercial Mortgage-Backed Securities (cost $21,928,646)		22,011,912

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.3%
Fixed Rate 3.3%
FHLMC:
Ser. 2727, Class PD, 4.50%, 06/15/2029	$ 3,300,000	$3,289,702
Ser. 2752, Class PE, 5.00%, 02/15/2028	3,172,000	3,216,231
Ser. 2773, Class EB, 4.50%, 08/15/2013	3,115,000	3,158,599
Ser. 2780, Class BD, 4.50%, 10/15/2017	3,575,000	3,623,459
Ser. 2840, Class OD, 5.00%, 07/15/2029	3,793,000	3,822,628
FNMA:
Ser. 1999-8, Class QD, 6.00%, 03/25/2014	751,730	782,078
Ser. 2001-69, Class PG, 6.00%, 12/25/2016	4,013,000	4,239,569
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	865,000	907,738
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	3,605,000	3,599,507
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	2,617,000	2,552,357

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $28,920,945)		29,191,868

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.5%
Fixed Rate 0.5%
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-N, Class A6, 4.00%, 08/25/2034	1,585,000	1,560,776
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	2,845,000	2,763,035

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $4,266,215)		4,323,811

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 10.4%
Fixed Rate 10.4%
FHLMC:
4.50%, TBA #	8,240,000	7,938,729
5.00%, TBA #	605,000	599,139
6.00%, 08/01/2013	2,049,918	2,154,473
6.50%, 06/01/2029	97,320	102,320
7.50%, 06/01/2032	1,493,936	1,603,914
FNMA:
4.50%, TBA #	12,555,000	12,511,836
4.87%, 05/01/2013	2,495,000	2,568,857
5.00%, TBA #	3,720,000	3,681,639
5.50%, TBA #	3,490,000	3,536,899
6.00%, 12/01/2012	3,438,895	3,615,749
6.13%, 09/01/2008	1,594,178	1,714,400
6.23%, 06/01/2008	3,865,014	4,112,449
6.40%, 07/01/2011	2,937,486	3,237,743
6.50%, 07/01/2013	8,057,101	8,481,208
6.54%, 12/01/2007	459,991	494,170
6.56%, 12/01/2007	1,741,706	1,872,050
6.80%, 01/01/2007	5,049,342	5,345,846
7.00%, 05/01/2032	2,318,916	2,460,678

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Fixed Rate continued
FNMA continued
7.02%, 07/01/2009	$2,146,486	$2,379,310
7.06%, 08/01/2006	2,272,811	2,387,997
7.09%, 10/01/2007	1,886,516	2,035,447
7.14%, 07/01/2009	1,906,335	2,121,980
7.22%, 07/01/2007	2,275,331	2,451,134
7.32%, 12/01/2010	2,567,991	2,948,977
7.47%, 08/01/2007	1,361,799	1,467,940
7.50%, 12/01/2030	1,455,841	1,561,280
7.53%, 05/01/2007	4,143,704	4,467,660
9.00%, 08/01/2014	1,353,439	1,468,966
GNMA:
5.50%, 01/15/2034	2,806,773	2,860,731
6.50%, 10/15/2008	564,690	600,222

Total Agency Mortgage-Backed Pass-Through Securities
(cost $91,565,488)		92,783,743

WHOLE LOAN MORTGAGE-BACKED PASS-THROUGH SECURITIES 0.8%
Fixed Rate 0.8%
Master Alternative Loan Trust, 4.50%, 07/25/2019	4,413,936	4,470,576
Residential Asset Mtge. Products, Inc., Ser. 2004-SL2, Class AI, 6.50%,
10/25/2016	2,333,540	2,415,534

Total Whole Loan Mortgage-Backed Pass-Through Securities
(cost $6,666,386)		6,886,110

REPERFORMING MORTGAGE-BACKED PASS-THROUGH SECURITIES 1.8%
FNMA:
7.50%, 02/25/2029	693,136	751,753
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	1,540,317	1,641,772
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	1,899,493	2,036,019
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	2,451,151	2,627,328
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044	2,633,117	2,786,821
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	2,969,403	3,142,543
Ser. 2004-W9, Class 2A1, 6.50%, 02/25/2044	2,905,822	3,072,907

Total Reperforming Mortgage-Backed Pass-Through Securities
(cost $16,108,810)		16,059,143

REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.2%
FNMA:
Ser. 2003-W14, Class 1A6, 5.82%, 09/25/2043	3,890,000	4,030,250
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	6,345,000	6,562,815

Total Reperforming Mortgage-Backed Collateralized Mortgage Obligations
(cost $10,702,904)		10,593,065

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 62.7%
CONSUMER DISCRETIONARY 7.2%
Auto Components 0.3%
Lear Corp.	52,236	$2,844,250

Hotels, Restaurants & Leisure 0.3%
Starbucks Corp. *	64,596	2,936,534

Household Durables 0.5%
Pulte Homes, Inc.	69,100	4,240,667

Internet & Catalog Retail 0.4%
eBay, Inc. *	38,976	3,583,453

Media 1.4%
Comcast Corp., Class A *	149,602	4,224,761
Viacom, Inc., Class A	20,833	708,322
Viacom, Inc., Class B	214,000	7,181,840

		12,114,923

Multi-line Retail 0.9%
Nordstrom, Inc.	150,700	5,762,768
Target Corp.	58,000	2,624,500

		8,387,268

Specialty Retail 2.3%
Best Buy Co., Inc.	112,041	6,077,104
Chico's FAS, Inc. *	59,300	2,028,060
Lowe's Companies, Inc.	140,291	7,624,816
Staples, Inc.	152,647	4,551,933

		20,281,913

Textiles, Apparel & Luxury Goods 1.1%
Nike, Inc., Class B	74,600	5,878,480
Polo Ralph Lauren Corp., Class A	117,461	4,272,057

		10,150,537

CONSUMER STAPLES 5.7%
Beverages 1.6%
Anheuser-Busch Companies, Inc.	57,813	2,887,759
Diageo plc	361,800	4,517,769
PepsiCo, Inc.	135,067	6,571,010

		13,976,538

Food & Staples Retailing 2.9%
BJ's Wholesale Club, Inc. *	172,125	4,705,898
CVS Corp.	196,296	8,269,950
Wal-Mart Stores, Inc.	247,106	13,146,039

		26,121,887

Household Products 1.0%
Procter & Gamble Co.	161,640	8,747,957

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 0.2%
Altria Group, Inc.	39,695	$1,867,253

ENERGY 4.3%
Energy Equipment & Services 0.3%
Schlumberger, Ltd	32,400	2,180,844

Oil & Gas 4.0%
Apache Corp.	133,340	6,681,668
BP Amoco plc, ADR	190,100	10,936,453
Exxon Mobil Corp.	309,382	14,952,432
Occidental Petroleum Corp.	60,300	3,372,579

		35,943,132

FINANCIALS 13.4%
Capital Markets 1.4%
Goldman Sachs Group, Inc.	60,700	5,659,668
Morgan Stanley	138,801	6,842,889

		12,502,557

Commercial Banks 3.5%
Bank of America Corp.	359,758	15,588,314
U.S. BanCorp.	206,367	5,964,006
Wells Fargo & Co.	91,195	5,437,958
Zions BanCorp.	72,900	4,449,816

		31,440,094

Consumer Finance 1.4%
American Express Co.	138,821	7,143,729
Capital One Financial Corp.	69,100	5,106,490

		12,250,219

Diversified Financial Services 3.0%
Citigroup, Inc.	413,667	18,250,988
JPMorgan Chase & Co.	230,028	9,139,013

		27,390,001

Insurance 2.7%
American International Group, Inc.	209,597	14,250,500
Hartford Financial Services Group, Inc.	92,197	5,709,760
MetLife, Inc.	102,900	3,977,085

		23,937,345

Thrifts & Mortgage Finance 1.4%
Countrywide Financial Corp.	170,800	6,727,812
Freddie Mac	87,800	5,728,072

		12,455,884

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 8.6%
Biotechnology 0.8%
Amgen, Inc. *	99,485	$5,638,810
Genentech, Inc. *	33,904	1,777,248

		7,416,058

Health Care Equipment & Supplies 2.0%
Medtronic, Inc.	67,016	3,478,130
Millipore Corp. *	97,400	4,660,590
St. Jude Medical, Inc. *	77,400	5,825,898
Zimmer Holdings, Inc. *	47,600	3,762,304

		17,726,922

Health Care Providers & Services 2.1%
Aetna, Inc.	68,900	6,885,177
Anthem, Inc. *	61,896	5,400,426
Caremark Rx, Inc. *	202,600	6,497,382

		18,782,985

Pharmaceuticals 3.7%
Abbott Laboratories	48,300	2,045,988
Johnson & Johnson	192,732	10,856,593
Merck & Co., Inc.	131,638	4,344,054
Pfizer, Inc.	365,688	11,190,053
Wyeth	125,974	4,711,428

		33,148,116

INDUSTRIALS 8.6%
Aerospace & Defense 1.7%
Lockheed Martin Corp.	157,838	8,804,204
United Technologies Corp.	70,300	6,564,614

		15,368,818

Airlines 0.2%
Southwest Airlines Co.	150,000	2,043,000

Building Products 1.4%
American Standard Companies, Inc. *	134,019	5,214,679
Masco Corp.	194,500	6,716,085

		11,930,764

Commercial Services & Supplies 0.5%
Cendant Corp.	210,117	4,538,527

Industrial Conglomerates 3.4%
General Electric Co.	672,971	22,598,366
Tyco International, Ltd	249,484	7,649,180

		30,247,546

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.4%
Deere & Co.	111,707	$7,210,687
Dover Corp.	143,729	5,586,746

		12,797,433

INFORMATION TECHNOLOGY 10.8%
Communications Equipment 1.5%
Cisco Systems, Inc. *	311,952	5,646,331
Corning, Inc.	225,653	2,500,236
QUALCOMM, Inc.	129,900	5,071,296

		13,217,863

Computers & Peripherals 2.4%
Dell, Inc. *	232,961	8,293,411
Hewlett-Packard Co.	177,408	3,326,400
International Business Machines Corp.	68,282	5,854,499
Lexmark International, Inc., Class A *	42,900	3,604,029

		21,078,339

IT Services 1.1%
Accenture, Ltd., Class A *	271,090	7,332,985
Cognizant Technology Solutions Corp., Class A *	91,400	2,788,614

		10,121,599

Semiconductors & Semiconductor Equipment1.5%
Altera Corp. *	187,675	3,672,800
Intel Corp.	260,083	5,217,265
Texas Instruments, Inc.	222,459	4,733,927

		13,623,992

Software 4.3%
Citrix Systems, Inc. *	171,700	3,008,184
Intuit, Inc. *	92,600	4,204,040
Microsoft Corp.	715,702	19,789,160
Oracle Corp. *	989,696	11,163,771

		38,165,155

MATERIALS 2.5%
Chemicals 1.5%
Air Products & Chemicals, Inc.	126,227	6,864,224
PPG Industries, Inc.	100,179	6,138,969

		13,003,193

Metals & Mining 0.6%
Alcoa, Inc.	167,971	5,642,147

Paper & Forest Products 0.4%
Weyerhaeuser Co.	52,400	3,483,552

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc.	256,759	$10,111,169

UTILITIES 0.5%
Multi-Utilities & Unregulated Power 0.5%
ONEOK, Inc.	155,470	4,045,329

Total Common Stocks (cost $493,940,161)		559,845,763

SHORT-TERM INVESTMENTS 7.1%
MUTUAL FUND SHARES 7.1%
Evergreen Institutional U.S. Government Money Market Fund ø ##
(cost $63,908,730)	63,908,730	63,908,730

Total Investments (cost $842,835,283) 102.6%		916,831,230
Other Assets and Liabilities (2.6%)		(23,255,234)

Net Assets 100.0%		$893,575,996

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
#	When-issued or delayed delivery security
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summaryof Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

The following table shows portfolio composition as a percent of total investments as of September 30, 2004:

Common Stocks	61.0%
Agency Mortgage-Backed Pass-Through
Securities	10.1%
Corporate Bonds	8.0%
Cash Equivalents	7.0%
Agency Mortgage-Backed Collateralized
Mortgage Obligations	3.2%
U.S. Treasury Obligations	2.9%
Commercial Mortgage-Backed Securities	2.4%
Reperforming Mortgage-Backed
Pass-Through Securities	1.8%
Reperforming Mortgage-Backed
Collateralized Mortgage Obligations	1.2%
Whole Loan Mortgage-Backed
Pass-Through Securities	0.8%
Asset-Backed Securities	0.8%
Whole Loan Mortgage-Backed
Collateralized Mortgage Obligations	0.5%
Yankee Obligations-Corporate	0.3%

100%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of September 30, 2004:

AAA	72.7%
A	6.7%
BBB	11.8%
BB	2.6%
B	4.7%
NR	1.5%

100.0%

The following table shows the percent of total bonds by maturity as of September 30, 2004:

Less than 1 year	6.0%
1 to 3 year(s)	29.0%
3 to 5 years	19.0%
5 to 10 years	34.0%
10 to 20 years	1.0%
20 to 30 years	11.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $842,835,283)	$916,831,230
Receivable for securities sold	5,566,337
Receivable for Fund shares sold	37,369
Dividends and interest receivable	2,985,570
Prepaid expenses and other assets	88,036

Total assets	925,508,542

Liabilities
Payable for securities purchased	29,696,966
Payable for Fund shares redeemed	1,966,519
Advisory fee payable	9,125
Distribution Plan expenses payable	7,882
Due to other related parties	27,599
Accrued expenses and other liabilities	224,455

Total liabilities	31,932,546

Net assets	$893,575,996

Net assets represented by
Paid-in capital	$938,172,338
Overdistributed net investment income	(989,449)
Accumulated net realized losses on securities and foreign currency related transactions	(117,602,840)
Net unrealized gains on securities	73,995,947

Total net assets	$893,575,996

Net assets consists of
Class A	$620,284,095
Class B	86,559,942
Class C	14,350,179
Class I	172,381,780

Total net assets	$893,575,996

Shares outstanding
Class A	77,343,264
Class B	10,794,429
Class C	1,786,212
Class I	21,579,809

Net asset value per share
Class A	$8.02
Class A - Offering price (based on sales charge of 5.75%)	$8.51
Class B	$8.02
Class C	$8.03
Class I	$7.99

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2004 (unaudited)

Investment income
Interest	$7,879,508
Dividends (net of foreign withholding taxes of $10,074)	4,150,359

Total investment income	12,029,867

Expenses
Advisory fee	1,793,688
Distribution Plan expenses
Class A	970,785
Class B	456,195
Class C	74,518
Administrative services fee	471,092
Transfer agent fees	883,956
Trustees' fees and expenses	7,221
Printing and postage expenses	50,101
Custodian and accounting fees	95,864
Registration and filing fees	19,571
Professional fees	12,557
Other	10,012

Total expenses	4,845,560
Less: Expense reductions	(2,176)

Net expenses	4,843,384

Net investment income	7,186,483

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	16,560,235
Foreign currency related transactions	3,048

Net realized gains on securities and foreign currency related transactions	16,563,283
Net change in unrealized gains or losses on securities	(37,537,911)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(20,974,628)

Net decrease in net assets resulting from operations	$(13,788,145)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six MonthsEnded
	September30, 2004		Year Ended
	(unaudited)		March 31,2004

Operations
Net investment income		$ 7,186,483		$ 16,885,358
Net realized gains on securities and
foreign currency related transactions		16,563,283		47,447,294
Net change in unrealized gains or losses
on securities		(37,537,911)		130,113,139

Net increase (decrease) in net assets
resulting from operations		(13,788,145)		194,445,791

Distributions to shareholders from
Net investment income
Class A		(5,669,227)		(13,123,207)
Class B		(474,127)		(1,159,297)
Class C		(77,101)		(173,475)
Class I		(1,918,058)		(5,083,655)

Total distributions to shareholders		(8,138,513)		(19,539,634)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	728,688	5,837,820	2,435,928	18,846,671
Class B	376,049	3,016,687	1,282,480	9,915,408
Class C	109,148	875,277	741,937	5,747,688
Class I	1,017,430	8,125,417	2,767,778	21,550,051

		17,855,201		56,059,818

Net asset value of shares issued in
reinvestment of distributions
Class A	592,647	4,764,713	1,397,375	10,981,365
Class B	53,277	428,327	133,533	1,048,688
Class C	8,701	70,040	19,783	156,184
Class I	127,059	1,017,069	295,151	2,325,107

		6,280,149		14,511,344

Automatic conversion of Class B shares
to Class A shares
Class A	292,037	2,347,729	420,067	3,266,904
Class B	(292,330)	(2,347,729)	(420,505)	(3,266,904)

		0		0

Payment for shares redeemed
Class A	(8,165,538)	(65,491,585)	(17,770,006)	(138,164,913)
Class B	(1,330,458)	(10,659,995)	(2,341,268)	(18,195,095)
Class C	(289,438)	(2,313,193)	(383,355)	(2,988,120)
Class I	(5,964,568)	(47,719,203)	(23,910,082)	(183,902,234)

		(126,183,976)		(343,250,362)

Net asset value of shares issued in
acquisition
Class A	0	0	229,629	1,741,067
Class I	0	0	19,938,828	150,597,452

		0		152,338,519

Net decrease in net assets resulting from
capital share transactions		(102,048,626)		(120,340,681)

Total increase (decrease) in net assets		(123,975,284)		54,565,476
Net assets
Beginning of period		1,017,551,280		962,985,804

End of period		$ 893,575,996		$1,017,551,280

Overdistributed net investment income		$ (989,449)		$ (37,419)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Balanced Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 1.5% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.41% and declining to 0.21% as average daily net assets increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended September 30, 2004 the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended September 30, 2004 the Fund paid brokerage commissions of $90,801 to Wachovia Securities, LLC.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2004, EIS received $7,757 from the sale of Class A shares and $75,774 and $2,589 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on June 13, 2003, the Fund acquired the net assets of Evergreen Select Balanced Fund in a tax-free exchange for Class A and Class I shares of the Fund. Shares were issued to Class IS and Class I shares of Evergreen Select Balanced Fund at an exchange ratio of 1.34 and 1.34 for Class A and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $13,669,638. The aggregate net assets of the Fund and the Evergreen Select Balanced Fund immediately prior to the acquisition were $1,003,038,972 and $152,338,519, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,155,377,491.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended September 30, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$271,142,619	$275,824,440	$295,556,279	$362,711,374

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $849,233,121. The gross unrealized appreciation and depreciation on securities based on tax cost was $75,496,658 and $7,898,549, respectively, with a net unrealized appreciation of $67,598,109.

As of March 31, 2004, the Fund had $126,366,254 in capital loss carryovers for federal income tax purposes with $47,021,627 expiring in 2009, $51,415,783 expiring in 2010 and $27,928,844 expiring in 2011.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to borrow from, or lend money to, other participating funds. During the six months ended September 30, 2004 the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2004, the Fund had no borrowings under this agreement.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angulos [4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568008 rv1 11/2004

Evergreen

FOUNDATION FUND

Semiannual Report
as of September 30, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Foundation Fund, which covers the six-month period ended September 30, 2004.

During these challenging times, the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. We strongly believe that investment portfolios utilizing a balanced approach for diversification will provide investors, as they have historically, with the stability necessary during periods of market turmoil. Given the uncertain geopolitical backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing fundamental landscape. Our forecast for the investment period included less accommodation from the Federal Reserve, along with a moderation in economic and corporate profit growth. As a result, our equity analysts sought sustainable profits and the potential for higher dividends, while our bond teams attempted to identify credit quality with appropriate maturities for the fixed income portion of our diversified investment portfolios.

The period began with positive momentum on the economic front. First quarter Gross Domestic Products (GDP) grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery would come in the

1

LETTER TO SHAREHOLDERS continued

form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, as the investment period began with consecutive monthly payroll gains in excess of 300,000 jobs.

Another condition of economic recoveries is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded as the June 30th deadline approached for the handover of power in Iraq.

As if this wasn't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, market interest rates alternately plunged, then soared, only to recover again by the end of the summer. These interest rate concerns were exacerbated by rising gasoline prices and the larger-than-forecasted readings on consumer inflation during May and June. As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

In addition to the aforementioned deceleration in GDP growth, the pace of growth in corporate profits has also moderated in recent months. After climbing approximately 20% over the past twelve months, operating earnings for companies within the S&P 500 Index are expected to climb by 15% in the second half of 2004, with profit gains of up to 10% in 2005.

2

LETTER TO SHAREHOLDERS continued

These forecasts were also weighed down by the fact that the third quarter represented the first time in a year that consensus EPS estimates did not increase during the quarter. Add in the uncertainty of the presidential election and higher energy prices, and the stock market faced many challenges during the investment period. To combat these issues, our equity teams endeavored to find companies with sustainability in profits, cash flows, and dividends in order to enhance total return prospects.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

Maureen E.
Cullinane, CFA
Large Cap Core
Growth Team
Lead Manager

Timothy E. O'Grady
Value Equity Team
Lead Manager

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/2/1990

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	1/2/1990

Nasdaq symbol	EFOAX	EFOBX	EFOCX	EFONX

6-month return with sales charge	-7.15%	-6.77%	-2.85%	N/A

6-month return w/o sales charge	-1.51%	-1.89%	-1.87%	-1.36%

Average annual return*

1-year with sales charge	2.46%	2.86%	6.88%	N/A

1-year w/o sales charge	8.69%	7.86%	7.88%	9.01%

5-year	-1.37%	-1.25%	-0.93%	0.08%

10-year	6.73%	6.57%	6.56%	7.62%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Foundation Fund Class A shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The LBABI and the Russell 1000 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of September 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$ 984.94	$ 6.42
Class B	$1,000.00	$ 981.14	$ 9.88
Class C	$1,000.00	$ 981.26	$ 9.88
Class I	$1,000.00	$ 986.42	$ 4.93
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,018.60	$ 6.53
Class B	$1,000.00	$1,015.09	$10.05
Class C	$1,000.00	$1,015.09	$10.05
Class I	$1,000.00	$1,020.10	$ 5.01

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.29% for Class A, 1.99% for Class B, 1.99% for Class C and 0.99% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS A	(unaudited)	2004 [1]	2003 [1]	2002 [1]	2001	2000

Net asset value, beginning of period	$16.61	$13.81	$16.14	$16.64	$23.41	$20.98

Income from investment operations
Net investment income	0.11	0.18	0.25	0.29	0.31	0.36
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	(0.36)	2.80	(2.34)	(0.50)	(3.74)	3.01

Total from investment operations	(0.25)	2.98	(2.09)	(0.21)	(3.43)	3.37

Distributions to shareholders from
Net investment income	(0.12)	(0.18)	(0.24)	(0.29)	(0.30)	(0.35)
Net realized gains	0	0	0	0	(3.04)	(0.59)

Total distributions to shareholders	(0.12)	(0.18)	(0.24)	(0.29)	(3.34)	(0.94)

Net asset value, end of period	$16.24	$16.61	$13.81	$16.14	$16.64	$23.41

Total return [2]	(1.51%)	21.66%	(12.99%)	(1.26%)	(16.51%)	16.38%

Ratios and supplemental data
Net assets, end of period (millions)	$ 387	$ 407	$ 350	$ 420	$ 498	$ 486
Ratios to average net assets
Expenses [3]	1.29% [4]	1.51%	1.41%	1.34%	1.26%	1.21%
Net investment income	1.38% [4]	1.16%	1.70%	1.74%	1.59%	1.62%
Portfolio turnover rate	71%	146%	129%	197%	95%	83%

1 Net investment income per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS B	(unaudited) [1]	2004 [1]	2003 [1]	2002 [1]	2001	2000

Net asset value, beginning of period	$16.52	$13.73	$16.05	$16.54	$23.29	$20.88

Income from investment operations

Net investment income	0.06	0.07	0.14	0.16	0.16	0.19
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	(0.37)	2.79	(2.33)	(0.49)	(3.71)	3.00

Total from investment operations	(0.31)	2.86	(2.19)	(0.33)	(3.55)	3.19

Distributions to shareholders from
Net investment income	(0.06)	(0.07)	(0.13)	(0.16)	(0.16)	(0.19)
Net realized gains	0	0	0	0	(3.04)	(0.59)

Total distributions to shareholders	(0.06)	(0.07)	(0.13)	(0.16)	(3.20)	(0.78)

Net asset value, end of period	$16.15	$16.52	$13.73	$16.05	$16.54	$23.29

Total return [2]	(1.89%)	20.83%	(13.69%)	(1.97%)	(17.14%)	15.48%

Ratios and supplemental data
Net assets, end of period (millions)	$ 339	$ 439	$ 518	$ 976	$1,234	$1,612
Ratios to average net assets
Expenses [3]	1.99% [4]	2.21%	2.16%	2.09%	2.01%	1.96%
Net investment income	0.67% [4]	0.46%	0.95%	0.99%	0.81%	0.88%
Portfolio turnover rate	71%	146%	129%	197%	95%	83%

1 Net investment income per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS C	(unaudited) [1]	2004 [1]	2003 [1]	2002 [1]	2001	2000

Net asset value, beginning of period	$16.51	$13.72	$16.04	$16.53	$23.28	$20.87

Income from investment operations

Net investment income	0.06	0.07	0.14	0.16	0.18	0.19
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	(0.37)	2.79	(2.33)	(0.49)	(3.73)	3.00

Total from investment operations	(0.31)	2.86	(2.19)	(0.33)	(3.55)	3.19

Distributions to shareholders from
Net investment income	(0.06)	(0.07)	(0.13)	(0.16)	(0.16)	(0.19)
Net realized gains	0	0	0	0	(3.04)	(0.59)

Total distributions to shareholders	(0.06)	(0.07)	(0.13)	(0.16)	(3.20)	(0.78)

Net asset value, end of period	$16.14	$16.51	$13.72	$16.04	$16.53	$23.28

Total return [2]	(1.87%)	20.85%	(13.69%)	(1.97%)	(17.15%)	15.49%

Ratios and supplemental data
Net assets, end of period (millions)	$ 86	$ 101	$ 111	$ 177	$ 251	$ 76
Ratios to average net assets
Expenses [3]	1.99% [4]	2.21%	2.16%	2.09%	2.02%	1.96%
Net investment income	0.68% [4]	0.46%	0.95%	0.99%	0.90%	0.88%
Portfolio turnover rate	71%	146%	129%	197%	95%	83%

1 Net investment income per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS I [1]	(unaudited) [2]	2004 [2]	2003 [2]	2002 [2]	2001	2000

Net asset value, beginning of period	$16.61	$13.80	$16.14	$16.64	$23.42	$20.99

Income from investment operations

Net investment income	0.14	0.23	0.28	0.29	0.36	0.43
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	(0.37)	2.81	(2.34)	(0.46)	(3.74)	3.00

Total from investment operations	(0.23)	3.04	(2.06)	(0.17)	(3.38)	3.43

Distributions to shareholders from
Net investment income	(0.14)	(0.23)	(0.28)	(0.33)	(0.36)	(0.41)
Net realized gains	0	0	0	0	(3.04)	(0.59)

Total distributions to shareholders	(0.14)	(0.23)	(0.28)	(0.33)	(3.40)	(1.00)

Net asset value, end of period	$16.24	$16.61	$13.80	$16.14	$16.64	$23.42

Total return	(1.36%)	22.10%	(12.83%)	(1.01%)	(16.32%)	16.68%

Ratios and supplemental data
Net assets, end of period (millions)	$ 222	$ 251	$ 302	$ 456	$ 830	$1,176
Ratios to average net assets
Expenses [3]	0.99% [4]	1.21%	1.15%	1.09%	1.01%	0.96%
Net investment income	1.68% [4]	1.46%	1.94%	1.99%	1.81%	1.89%
Portfolio turnover rate	71%	146%	129%	197%	95%	83%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
2 Net investment income per share is based on average shares outstanding during the period.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 1.6%
Chase Credit Card Owner Trust, Ser. 2004-1, Class A, 1.79%,
05/15/2009	$ 4,300,000	$4,302,540
Detroit Edison Securitization, Ser. 2001-1, Class A6, 6.62%,
03/01/2016	2,050,000	2,351,406
Fleet Credit Card Master Trust I, Ser. 2000-D, Class A, 1.90%,
05/15/2008	4,300,000	4,309,338
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RZ3, Class A4, 4.73%, 12/25/2031	2,045,096	2,057,383
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	3,120,000	3,202,561

Total Asset-Backed Securities (cost $16,065,650)		16,223,228

CORPORATE BONDS 8.1%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.1%
Ford Motor Co., 6.375%, 02/01/2029	1,600,000	1,410,317

Media 0.3%
Time Warner, Inc., 7.625%, 04/15/2031	2,700,000	3,117,242

Multi-line Retail 0.5%
May Department Stores Co., 6.90%, 01/15/2032	5,000,000	5,321,305

CONSUMER STAPLES 1.2%
Beverages 0.7%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 (n)	17,530,000	7,441,257

Food Products 0.5%
General Mills, Inc., 6.00%, 02/15/2012	4,500,000	4,854,299

FINANCIALS 3.9%
Capital Markets 0.6%
Bank of New York Co., Inc., 7.30%, 12/01/2009	3,675,000	4,237,937
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	2,650,000	2,660,173

		6,898,110

Commercial Banks 0.4%
Bank of America Corp., 4.375%, 12/01/2010	35,000	35,317
PNC Funding Corp., 5.75%, 08/01/2006	1,735,000	1,818,535
U.S. Bank, 6.375%, 08/01/2011	2,000,000	2,237,744

		4,091,596

Consumer Finance 2.4%
General Electric Capital Corp., 3.50%, 05/01/2008	3,000,000	3,005,439
GMAC, 6.875%, 09/15/2011	4,675,000	4,910,943
Household Finance Corp., 6.40%, 06/17/2008	3,750,000	4,095,097
International Lease Finance Corp., 4.375%, 12/15/2005	4,105,000	4,185,351
Sprint Capital Corp., 6.875%, 11/15/2028	2,600,000	2,735,312
USAA Capital Corp., 5.59%, 12/20/2006 144A	5,500,000	5,807,521

		24,739,663

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Thrifts & Mortgage Finance 0.5%
American General Finance Corp., 5.875%, 07/14/2006	$ 4,800,000	$5,043,192

INDUSTRIALS 0.8%
Road & Rail 0.8%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	7,000,000	7,872,991

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
SBC Communications, Inc., 5.875%, 02/01/2012	3,625,000	3,875,843

UTILITIES 0.9%
Electric Utilities 0.4%
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	4,500,000	4,658,872

Gas Utilities 0.5%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	4,700,000	4,892,136

Total Corporate Bonds (cost $78,037,369)		84,216,823

U.S. TREASURY OBLIGATIONS 4.8%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ##	27,095,000	30,899,951
U.S. Treasury Notes:
2.75%, 07/31/2006	12,455,000	12,505,605
3.375%, 01/15/2007	2,780,421	2,971,466
5.00%, 08/15/2011	3,430,000	3,687,387

Total U.S. Treasury Obligations (cost $48,802,077)		50,064,409

YANKEE OBLIGATIONS-CORPORATE 0.3%
MATERIALS 0.3%
Metals & Mining 0.3%
Alcan, Inc., 6.125%, 12/15/2033 (cost $3,057,272)	3,000,000	3,125,289

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.1%
FIXED RATE 3.1%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2001-CKN5,
Class A4, 5.44%, 09/15/2034	4,725,000	5,012,025
GE Capital Comml. Mtge. Corp., Ser. 2001-1, Class A2, 6.53%,
05/15/2033	3,145,000	3,524,993
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 05/15/2015	4,116,919	4,439,588
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	3,774,157	4,120,251
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	5,120,000	5,780,214
Morgan Stanley Dean Witter Capital I, Ser. 2003-HQ2, Class A2,
4.92%, 03/12/2035	4,830,000	4,934,737
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%,
11/15/2035	4,564,836	4,536,229

Total Commercial Mortgage-Backed Securities (cost $32,224,175)		32,348,037

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 4.3%
FIXED RATE 4.3%
FHLMC:
Ser. 2727, Class PD, 4.50%, 06/15/2029	$ 3,650,000	$3,638,610
Ser. 2750, Class WD, 4.50%, 09/15/2015	5,170,400	5,244,160
FNMA:
Ser. 1993-G36, Class ZQ, 6.50%, 12/25/2023	3,445,495	3,662,227
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	7,140,000	7,449,336
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	8,350,000	8,762,556
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	2,971,000	3,126,618
Ser. 2003 129, Class PW, 4.50%, 07/25/2033	5,600,000	5,593,420
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	5,000,000	4,992,382
Ser. 2004-31, Class VB, 4.50%, 09/25/2027	2,050,000	1,933,844

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $48,169,869)		44,403,153

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 1.1%
FIXED RATE 1.1%
Morgan Stanley Mtge. Loan Trust, Ser. 2004-8AR, Class 3PT5, 5.47%,
10/25/2034 (h)	3,515,000	3,595,142
Washington Mutual, Inc., Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	4,220,000	4,163,621
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7,
3.54%, 09/25/2034	3,750,000	3,641,962

Total Whole Loan Mortgage-Backed Collateralized Mortgage
Obligations (cost $7,681,253)		11,400,725

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 9.3%
FIXED RATE 9.3%
FHLMC:
4.50%, TBA #	5,615,000	5,409,705
5.00%, TBA #	1,380,000	1,366,631
6.00%, 04/01/2014	2,101,186	2,208,356
8.50%, 09/01/2020	721,525	800,459
FNMA:
4.50%, TBA #	16,495,000	16,438,290
4.90%, 01/01/2013	7,081,212	7,312,831
5.50%, TBA #	4,400,000	4,459,127
5.84%, 12/01/2008	10,069,429	10,777,999
5.85%, 02/01/2009	418,051	447,247
5.89%, 10/01/2008	6,840,245	7,271,794
6.00%, 08/01/2006-07/01/2017	12,587,848	13,206,098
6.35%, 05/01/2011	1,451,669	1,575,116
6.40%, 06/01/2009	4,190,093	4,581,973
6.50%, 07/01/2032-08/01/2032	5,418,716	5,689,513
7.00%, 06/01/2032	1,900,550	2,016,736
7.19%, 05/01/2007	3,952,619	4,230,465
7.50%, 10/01/2031	1,458,203	1,563,388

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
FIXED RATE continued
GNMA:
4.00%, 09/20/2029-07/20/2030	$ 2,452,109	$2,478,178
5.50%, 11/15/2033	3,970,042	4,048,473

		94,515,748

Total Agency Mortgage-Backed Pass-Through Securities
(cost $95,030,490)		95,882,379

WHOLE LOAN MORTGAGE-BACKED PASS-THROUGH SECURITIES 0.4%
FIXED RATE 0.4%
Master Alternative Loan Trust, 4.50%, 07/25/2019 (cost $3,622,663)	3,760,753	3,809,011

REPERFORMING MORTGAGE-BACKED PASS-THROUGH SECURITIES 2.8%
FHLMC:
Ser. 2001-T5, Class A2, 7.00%, 02/19/2030	3,174,658	3,357,225
Ser. T-54, Class 3A, 7.00%, 02/25/2043	2,717,666	2,918,943
FNMA:
Ser. 2002-W7, Class A5, 7.50%, 02/25/2029	1,448,448	1,570,940
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	5,405,607	5,716,429
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	2,784,422	2,984,552
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044	2,422,468	2,563,875
Ser. 2004-T2, Class 1A4, 7.50%, 11/25/2043	3,442,241	3,700,432
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	3,211,643	3,398,909
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	2,425,697	2,595,182

Total Reperforming Mortgage-Backed Pass-Through Securities
(cost $28,779,613)		28,806,487

REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.9%
FNMA:
Ser. 2003-DT, Class 1A6, 5.82%, 09/25/2043	4,436,628	4,596,586
Ser. 2003-W6, Class 2A, 5.00%, 09/25/2042	4,295,000	4,372,034

Total Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $9,022,477)		8,968,620

	Shares	Value

COMMON STOCKS 61.0%
CONSUMER DISCRETIONARY 6.9%
Distributors 0.1%
Adesa, Inc. *	67,782	1,113,658

Hotels, Restaurants & Leisure 0.8%
International Game Technology	54,000	1,941,300
Starbucks Corp. *	135,000	6,137,100

		8,078,400

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables 0.1%
Sharp Corp	100,000	$1,375,743

Internet & Catalog Retail 1.2%
Amazon.com, Inc. (p)	112,000	4,576,320
eBay, Inc. *	82,000	7,539,080

		12,115,400

Media 2.2%
Comcast Corp., Class A *	243,704	6,804,216
Liberty Media Corp., Class A *	460,984	4,019,780
News Corp., Ltd., ADR (p)	164,615	5,157,388
Time Warner, Inc. *	425,464	6,866,989

		22,848,373

Multi-line Retail 0.7%
Target Corp	152,000	6,878,000

Specialty Retail 1.1%
Best Buy Co., Inc	100,000	5,424,000
Home Depot, Inc	167,000	6,546,400

		11,970,400

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc. *	81,000	3,436,020
Liz Claiborne, Inc	98,849	3,728,585

		7,164,605

CONSUMER STAPLES 4.3%
Beverages 1.1%
Anheuser-Busch Companies, Inc	45,339	2,264,683
Diageo plc, ADR (p)	30,000	1,512,900
PepsiCo, Inc	154,006	7,492,392

		11,269,975

Food & Staples Retailing 0.8%
CVS Corp	117,500	4,950,275
Wal-Mart Stores, Inc	66,340	3,529,288

		8,479,563

Food Products 0.7%
General Mills, Inc	88,652	3,980,475
H.J. Heinz Co	92,330	3,325,726

		7,306,201

Household Products 0.9%
Kimberly-Clark Corp	48,119	3,108,006
Procter & Gamble Co	100,000	5,412,000

		8,520,006

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 0.8%
Altria Group, Inc	176,745	$8,314,085

ENERGY 6.5%
Energy Equipment & Services 1.2%
Halliburton Co	66,806	2,250,694
Schlumberger, Ltd	128,076	8,620,796
Transocean, Inc. *	55,362	1,980,852

		12,852,342

Oil & Gas 5.3%
Apache Corp	85,240	4,271,376
Burlington Resources, Inc	130,000	5,304,000
ChevronTexaco Corp	154,334	8,278,476
Devon Energy Corp	33,171	2,355,473
Exxon Mobil Corp	465,422	22,493,845
Marathon Oil Corp	89,430	3,691,670
XTO Energy, Inc	248,314	8,065,239

		54,460,079

FINANCIALS 11.5%
Capital Markets 1.6%
Goldman Sachs Group, Inc	18,000	1,678,320
Merrill Lynch & Co., Inc	109,546	5,446,627
Morgan Stanley	182,678	9,006,025

		16,130,972

Commercial Banks 3.1%
Bank of America Corp	317,486	13,756,668
SunTrust Banks, Inc	47,581	3,350,178
U.S. Bancorp	183,455	5,301,850
Wells Fargo & Co	133,247	7,945,519
Zions Bancorp	35,000	2,136,400

		32,490,615

Consumer Finance 0.9%
American Express Co	190,403	9,798,138

Diversified Financial Services 2.5%
Citigroup, Inc	345,264	15,233,048
JPMorgan Chase & Co	258,106	10,254,551

		25,487,599

Insurance 2.3%
Allstate Corp	106,163	5,094,763
American International Group, Inc	195,129	13,266,821
Mitsui Sumitomo Insurance Co., Ltd	390,000	3,217,115
SAFECO Corp. (p)	44,079	2,012,206

		23,590,905

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 1.1%
Sovereign Bancorp, Inc	167,085	$3,645,795
Washington Mutual, Inc	208,948	8,165,688

		11,811,483

HEALTH CARE 9.0%
Biotechnology 0.7%
Amgen, Inc. *	45,000	2,550,600
Biogen Idec, Inc. *	55,000	3,364,350
Genentech, Inc. *	34,000	1,782,280

		7,697,230

Health Care Equipment & Supplies 3.6%
Alcon, Inc	23,000	1,844,600
Baxter International, Inc	32,345	1,040,215
Medtronic, Inc	217,638	11,295,413
Millipore Corp. *	90,000	4,306,500
St. Jude Medical, Inc. *	74,000	5,569,980
Stryker Corp	102,000	4,904,160
Thermo Electron Corp. *	133,310	3,602,036
Zimmer Holdings, Inc. *	55,500	4,386,720

		36,949,624

Health Care Providers & Services 1.2%
Aetna, Inc	82,000	8,194,260
Caremark Rx, Inc. *	140,000	4,489,800

		12,684,060

Pharmaceuticals 3.5%
Abbott Laboratories	78,625	3,330,555
Eli Lilly & Co	30,000	1,801,500
Merck & Co., Inc	171,778	5,668,674
Pfizer, Inc	484,701	14,831,851
Schering-Plough Corp	140,000	2,668,400
Wyeth	201,723	7,544,440

		35,845,420

INDUSTRIALS 7.8%
Aerospace & Defense 1.6%
Boeing Co	42,000	2,168,040
Honeywell International, Inc	103,141	3,698,636
Lockheed Martin Corp	116,000	6,470,480
Northrop Grumman Corp	85,835	4,577,581

		16,914,737

Building Products 0.4%
Masco Corp	135,000	4,661,550

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.3%
Cendant Corp	145,000	$3,132,000

Electrical Equipment 0.6%
Cooper Industries, Ltd., Class A	105,000	6,195,000

Industrial Conglomerates 3.4%
Allete, Inc	69,865	2,270,612
General Electric Co	629,184	21,127,999
Tyco International, Ltd	369,247	11,321,113

		34,719,724

Machinery 1.5%
Deere & Co	127,751	8,246,327
Illinois Tool Works, Inc	35,350	3,293,559
Ingersoll-Rand Co., Ltd., Class A *	55,543	3,775,258

		15,315,144

INFORMATION TECHNOLOGY 9.5%
Communications Equipment 2.4%
Cisco Systems, Inc. *	285,000	5,158,500
Corning, Inc	610,000	6,758,800
Motorola, Inc	222,000	4,004,880
QUALCOMM, Inc	220,000	8,588,800

		24,510,980

Computers & Peripherals 2.1%
Dell, Inc. *	133,000	4,734,800
Hewlett-Packard Co	216,478	4,058,962
International Business Machines Corp	79,367	6,804,927
Lexmark International, Inc., Class A *	74,000	6,216,740

		21,815,429

Electronic Equipment & Instruments 0.0%
Ingram Micro, Inc., Class A	10,614	170,885

Internet Software & Services 0.4%
Yahoo!, Inc. *	130,000	4,408,300

IT Services 1.3%
Accenture, Ltd., Class A *	135,000	3,651,750
Affiliated Computer Services, Inc., Class A *	55,000	3,061,850
Cognizant Technology Solutions Corp., Class A *	82,500	2,517,075
First Data Corp	91,745	3,990,908

		13,221,583

Semiconductors & Semiconductor Equipment 0.8%
Intel Corp	412,889	8,282,553

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 2.5%
Intuit, Inc. *	75,000	$3,405,000
Microsoft Corp	695,978	19,243,792
Oracle Corp. *	291,900	3,292,632

		25,941,424

MATERIALS 2.3%
Chemicals 1.2%
Air Products & Chemicals, Inc	70,000	3,806,600
Dow Chemical Co	42,395	1,915,406
Monsanto Co	93,164	3,393,033
PPG Industries, Inc	55,000	3,370,400

		12,485,439

Metals & Mining 1.1%
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	107,524	4,354,722
Peabody Energy Corp. (p)	48,207	2,868,316
Phelps Dodge Corp	38,028	3,499,717

		10,722,755

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.4%
ALLTEL Corp	59,976	3,293,282
Verizon Communications, Inc	272,294	10,722,938

		14,016,220

Wireless Telecommunications Services 0.4%
Nextel Communications, Inc., Class A *	181,117	4,317,829

UTILITIES 1.4%
Electric Utilities 1.4%
Entergy Corp	91,620	5,553,088
Exelon Corp	118,783	4,358,149
PG&E Corp. *	153,448	4,664,819

		14,576,056

Total Common Stocks (cost $552,083,743)		630,640,484

SHORT-TERM INVESTMENTS 6.3%
MUTUAL FUND SHARES 6.3%
Evergreen Institutional U.S. Government Money Market Fund ø	45,829,244	45,829,244
Navigator Prime Portfolio (p)(p)	19,054,335	19,054,335

Total Short-Term Investments (cost $64,883,579)		64,883,579

Total Investments (cost $987,460,230) 104.0%		1,074,772,224
Other Assets and Liabilities (4.0%)		(40,956,994)

Net Assets 100.0%		$1,033,815,230

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the
Board of Trustees.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued or delayed delivery security
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)	All or a portion of this security is on loan.
(p)(p)	Represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
*	Non-income producing security

Summary of Abbreviations:
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

The following table shows portfolio composition as a percent of total investments as of September 30, 2004:

Common Stocks	58.7%
Agency Mortgage-Backed Pass-Through Securities	8.9%
Corporate Bonds	7.8%
U.S. Treasury Obligations	4.7%
Agency Mortgage-Backed Collateralized Mortgage Obligations	4.5%
Commercial Mortgage-Backed Securities	3.0%
Reperforming Mortgage-Backed Pass-Through Securities	2.7%
Asset-Backed Securities	1.5%
Reperforming Mortgage-Backed Collateralized-Mortgage Obligations	0.8%
Whole Loan Mortgage-Backed Pass-Collateralized Mortgage Obligations	0.7%
Whole Loan Mortgage-Backed Pass-Through Securities	0.4%
Yankee Obligations-Corporate	0.3%
Cash Equivalents	6.0%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $987,460,230) including
$18,729,437 of securities loaned	$1,074,772,224
Receivable for securities sold	17,206,927
Receivable for Fund shares sold	61,287
Dividends and interest receivable	3,208,625
Receivable for securities lending income	271
Prepaid expenses and other assets	6,293

Total assets	1,095,255,627

Liabilities
Payable for securities purchased	34,481,701
Payable for Fund shares redeemed	7,525,895
Payable for securities on loan	19,054,335
Due to custodian bank	15,487
Advisory fee payable	13,474
Distribution Plan expenses payable	14,864
Due to other related parties	14,747
Accrued expenses and other liabilities	319,894

Total liabilities	61,440,397

Net assets	$1,033,815,230

Net assets represented by

Paid-in capital	$1,063,104,475
Overdistributed net investment income	(190,371)
Accumulated net realized losses on securities and foreign currency related transactions	(116,410,938)
Net unrealized gains on securities and foreign currency related transactions	87,312,064

Total net assets	$1,033,815,230

Net assets consists of
Class A	$387,300,787
Class B	338,790,558
Class C	85,616,088
Class I	222,107,797

Total net assets	$1,033,815,230

Shares outstanding
Class A	23,848,733
Class B	20,972,368
Class C	5,303,847
Class I	13,679,619

Net asset value per share
Class A	$16.24
Class A - Offering price (based on sales charge of 5.75%)	$17.23
Class B	$16.15
Class C	$16.14
Class I	$16.24

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2004 (unaudited)

Investment income
Interest	$9,708,639
Dividends (net of foreign withholding taxes of $34,713)	5,126,592

Total investment income	14,835,231

Expenses
Advisory fee	2,878,192
Distribution Plan expenses
Class A	592,782
Class B	1,932,522
Class C	458,598
Administrative services fee	555,783
Transfer agent fees	2,058,613
Trustees' fees and expenses	15,568
Printing and postage expenses	77,859
Custodian and accounting fees	138,944
Registration and filing fees	18,111
Professional fees	12,189
Other	26,998

Total expenses	8,766,159
Less: Expense reductions	(2,435)
Fee waivers	(278,018)

Net expenses	8,485,706

Net investment income	6,349,525

Net realized and unrealized gains or losses on securities
and foreign currency related transactions
Net realized gains or losses on:
Securities	25,595,133
Foreign currency related transactions	(3,781)

Net realized gains on securities and foreign currency related transactions	25,591,352
Net change in unrealized gains or losses on securities and
foreign currency related transactions	(52,380,527)

Net realized and unrealized gains or losses on securities and
foreign currency related transactions	(26,789,175)

Net decrease in net assets resulting from operations	($20,439,650)

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2004		Year Ended
	(unaudited)		March 31, 2004

Operations
Net investment income		$6,349,525		$11,522,548
Net realized gains on securities and
foreign currency related
transactions		25,591,352		69,364,066
Net change in unrealized gains or
losses on securities and foreign
currency related transactions		(52,380,527)		170,119,960

Net increase (decrease) in net assets
resulting from operations		(20,439,650)		251,006,574

Distributions to shareholders
from
Net investment income
Class A		(2,910,982)		(4,583,725)
Class B		(1,332,063)		(2,037,705)
Class C		(337,424)		(464,109)
Class I		(2,084,938)		(4,200,028)

Total distributions to shareholders		(6,665,407)		(11,285,567)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	598,908	9,740,462	1,329,765	20,504,957
Class B	124,503	2,015,020	449,776	6,894,464
Class C	31,189	504,720	87,371	1,332,360
Class I	458,522	7,475,740	2,055,863	31,455,829

		19,735,942		60,187,610

Net asset value of shares issued in
reinvestment of distributions
Class A	168,956	2,755,699	273,022	4,331,770
Class B	78,255	1,269,845	123,012	1,935,235
Class C	18,734	303,809	26,372	414,970
Class I	117,308	1,912,783	234,659	3,710,407

		6,242,136		10,392,382

Automatic conversion of Class B
shares to Class A shares
Class A	1,953,169	31,770,927	4,100,014	62,960,093
Class B	(1,965,441)	(31,770,927)	(4,126,554)	(62,960,093)

		0		0

Payment for shares redeemed
Class A	(3,387,175)	(55,002,699)	(6,518,236)	(101,811,010)
Class B	(3,827,415)	(61,755,693)	(7,579,932)	(116,875,329)
Class C	(839,428)	(13,574,849)	(2,089,612)	(32,297,850)
Class I	(2,034,201)	(33,018,485)	(9,050,144)	(141,255,482)

		(163,351,726)		(392,239,671)

Net decrease in net assets resulting
from capital share transactions		(137,373,648)		(321,659,679)

Total decrease in net assets		(164,478,705)		(81,938,672)
Net assets
Beginning of period		1,198,293,935		1,280,232,607

End of period		$1,033,815,230		$1,198,293,935

Undistributed (overdistributed) net
investment income		$(190,371)		$125,511

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Foundation Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.40% as average daily net assets increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended September 30, 2004, EIMC waived its fee in the amount of $278,018 which represents 0.05% of the Fund's average daily net assets (on an annualized basis). As of September 30, 2004 the Fund had $278,018 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended September 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.37% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended September 30, 2004 the Fund paid brokerage commissions of $124,624 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2004, EIS received $2,492 from the sale of Class A shares and $262,920 and $1,511 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended September 30, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 401,461,780	$ 371,448,830	$ 424,576,819	$ 457,631,861

During the six months ended September 30, 2004, the Fund loaned securities to certain brokers. At September 30, 2004, the value of securities on loan and the value of collateral amounted to $18,729,437 and $19,054,335, respectively. During the six months ended September 30, 2004, the Fund earned $5,754 in income from securities lending which is included in dividend income on the Statement of Operations.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $996,597,993. The gross unrealized appreciation and depreciation on securities based on tax cost was $95,571,132 and $17,396,901, respectively, with a net unrealized appreciation of $78,174,231.

As of March 31, 2004, the Fund had $131,889,876 in capital loss carryovers for federal income tax purposes with $19,206,168 expiring in 2010, $96,896,643 expiring in 2011 and $15,787,065 expiring in 2012.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2004, the Fund incurred and elected to defer post-October currency losses of $16,670.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended September 30, 2004 the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Other directorships: None	Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Other directorships: Trustee,	Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Phoenix Series Fund, Phoenix	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Other directorships: None	Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Other directorships: None	Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

568009 rv1 11/2004

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 11/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 11/29/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 11/24/2004